Exhibit 99.5

Rebuttal Findings 02.12.2026

Seller:

Deal ID:

Total Loan Count: 1826

Loans by Grade in Population
Loan Grade	Count	Percentage
1	1479	81.00%
2	143	7.83%
3	204	11.17%

Trade Summary
Loan Status	Count	Percentage
Review Complete	1607	88.01%
In Rebuttal	219	11.99%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	369	364	364	207	162	0	0	207	0	129	33
4	2	2	2	0	2	0	0	0	0	0	2
2	18	1	1	17	1	0	0	0	0	18	0
1	5093	0	0	5088	0	0	0	0	0	1	5092

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	42	26	0	16	5	0	16
Security Instrument - Incomplete	16	9	0	7	2	0	7
State Testing	7	0	0	7	0	0	7
Security Instrument - Inaccurate	5	5	0	0	2	0	0
Security Instrument - Missing Signature	3	3	0	0	0	0	0
Rescission Test	2	2	0	0	0	0	0
Security Instrument - Name Discrepancy	2	2	0	0	1	0	0
ROR - Other	2	2	0	0	0	0	0
Compliance Finding - Other Documentation	2	2	0	0	0	0	0
State Testing - Interest Rate	1	0	0	1	0	0	1
Security Instrument - Trust Missing	1	1	0	0	0	0	0
State Testing - Prohibited Fees	1	0	0	1	0	0	1
Credit	15	12	2	1	0	0	1
DTI - Exceeds Guidelines - originator (not pcqc eligible)	12	12	0	0	0	0	0
Income - Missing Income Documents	2	0	2	0	0	0	0
Income Variance	1	0	0	1	0	0	1
Valuation	333	331	0	1	202	0	131
Appraisal - Value is not supported within a 10% variance	332	331	0	1	202	0	130
Appraisal - Value is supported within 10% of original appraisal amount	1	0	0	0	0	0	1

Rebuttal Findings 02.12.2026

Seller:

Deal ID:

Total Loan Count: 1826